PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Key Management Personnel's Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Base salary and directors fees	$ 8	$ 8	$ 8
Short-term performance-related bonus	9	8	7
Post-employment benefits	1	1	1
Share-based payments	$ 0	$ 4	$ 3